Acquisition-related Intangible Assets, Future Amortization Expense (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Definite-Lived Intangible Assets, Future Amortization Expense [Abstract]
2014	$ 737.1
2015	722.1
2016	683.7
2017	677.3
2018	624.9
2019 and thereafter	2,288.5
Definite-Lived Intangible Assets, Net	$ 5,733.6	$ 6,463.9